Concentration of Risk (Tables)	12 Months Ended
Jun. 30, 2023
Concentration of Risk
Summary of customer concentrations

	A	B	C	D	E	F	G	H

Year Ended June 30, 2023
Revenues, customer concentration risk	*	*	—	18%	22%	*	16%	*

Year Ended June 30, 2022
Revenues, customer concentration risk	*	*	13%	14%	10%	*	*	*

Year Ended June 30, 2021
Revenues, customer concentration risk	18%	11%	*	*	—	—	*	*

As of June 30, 2023 (1)
Accounts receivable (from third parties and related parties), customer concentration risk	*	*	—	*	*	*	*	15%

As of June 30, 2022 (1)
Accounts receivable (from third parties and related parties), customer concentration risk	*	*	*	13%	36%	12%	*	*
(1)

The denominator for the calculation of accounts receivable, customer concentration risk was the total amount of accounts receivable from third parties, contract assets from third parties and accounts receivable from related parties as of June 30, 2022 and 2023, respectively.

*	Less than 10%.